Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 0.1%
Security	Shares	Value
Healthcare — 0.1%
Endo, Inc.(1)(2)(3)	38	$ 1,003
Endo, Inc.(2)	2,517	72,154
Total Common Stocks (identified cost $54,142)		$ 73,157

Convertible Bonds — 1.5%
Security	Principal Amount* (000's omitted)		Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(4)		437	$ 374,203
			$ 374,203
Homebuilders & Real Estate — 0.3%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/1/25(4)		200	$ 211,250
			$ 211,250
Technology — 0.5%
ams-OSRAM AG, 0.00%, 3/5/25(5)	EUR	400	$ 417,119
			$ 417,119
Utility — 0.3%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)		279	$ 257,700
			$ 257,700
Total Convertible Bonds (identified cost $1,244,406)			$ 1,260,272

Corporate Bonds — 78.4%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.1%
Bombardier, Inc., 7.875%, 4/15/27(4)	726	$ 727,554
Rolls-Royce PLC, 3.625%, 10/14/25(4)	590	576,534
Science Applications International Corp., 4.875%, 4/1/28(4)	250	241,820
TransDigm, Inc.:
4.625%, 1/15/29	1,085	1,027,107
6.375%, 3/1/29(4)	100	101,985
		$ 2,675,000
Security	Principal Amount* (000's omitted)	Value
Air Transportation — 1.8%
Air Canada, 3.875%, 8/15/26(4)	150	$ 144,397
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	270,575
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(4)	700	695,922
Delta Air Lines, Inc., 7.375%, 1/15/26	400	409,152
		$ 1,520,046
Automotive & Auto Parts — 2.1%
Clarios Global LP, 6.75%, 5/15/25(4)	299	$ 299,520
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(4)	750	757,006
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	518	511,530
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	300	257,903
		$ 1,825,959
Broadcasting — 0.8%
Playtika Holding Corp., 4.25%, 3/15/29(4)	350	$ 311,364
Townsquare Media, Inc., 6.875%, 2/1/26(4)	362	356,946
		$ 668,310
Building Materials — 2.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(4)	250	$ 266,113
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)	331	283,646
Standard Industries, Inc., 5.00%, 2/15/27(4)	883	864,674
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27(4)	430	430,993
		$ 1,845,426
Cable & Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125%, 5/1/27(4)	665	$ 646,453
5.50%, 5/1/26(4)	577	574,360
		$ 1,220,813
Capital Goods — 1.7%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)	230	$ 228,563
ESAB Corp., 6.25%, 4/15/29(4)	369	374,677
Madison IAQ LLC, 5.875%, 6/30/29(4)	472	442,392
Patrick Industries, Inc., 7.50%, 10/15/27(4)	400	403,768
		$ 1,449,400
Chemicals — 2.8%
Avient Corp., 5.75%, 5/15/25(4)	500	$ 499,281
Compass Minerals International, Inc., 6.75%, 12/1/27(4)	258	254,084

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
International Flavors & Fragrances, Inc., 1.23%, 10/1/25(4)		210	$ 200,569
NOVA Chemicals Corp., 5.00%, 5/1/25(4)		800	793,711
SNF Group SACA, 3.125%, 3/15/27(4)		500	462,888
WR Grace Holdings LLC, 4.875%, 6/15/27(4)		216	209,168
			$ 2,419,701
Consumer Products — 0.9%
Mattel, Inc., 3.375%, 4/1/26(4)		400	$ 387,448
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		490	410,894
			$ 798,342
Containers — 3.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	100	$ 89,218
4.00%, 9/1/29(4)		278	236,438
Berry Global, Inc., 4.50%, 2/15/26(4)		610	596,433
Canpack SA/Canpack U.S. LLC, 3.125%, 11/1/25(4)		400	385,869
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		500	492,772
Graphic Packaging International LLC, 4.125%, 8/15/24		575	574,042
Trivium Packaging Finance BV, 5.50%, 8/15/26(4)		630	617,799
			$ 2,992,571
Diversified Financial Services — 2.5%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		352	$ 331,259
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(4)		435	424,707
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(4)		172	170,935
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(4)		70	71,893
8.375%, 5/1/28(4)		279	295,673
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/26(4)		542	512,484
Zegona Finance PLC, 8.625%, 7/15/29(4)		295	301,656
			$ 2,108,607
Diversified Media — 0.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)		200	$ 178,658
6.125%, 12/1/28(4)		200	165,846
Cars.com, Inc., 6.375%, 11/1/28(4)		390	384,223
			$ 728,727
Security	Principal Amount* (000's omitted)	Value
Energy — 8.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(4)	630	$ 638,676
CITGO Petroleum Corp., 6.375%, 6/15/26(4)	537	537,677
Civitas Resources, Inc., 5.00%, 10/15/26(4)	700	685,166
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/25(4)	845	844,448
EQM Midstream Partners LP:
4.00%, 8/1/24	262	262,000
7.50%, 6/1/27(4)	500	514,042
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	500	507,778
Nabors Industries, Inc., 7.375%, 5/15/27(4)	300	305,689
Permian Resources Operating LLC:
5.375%, 1/15/26(4)	453	452,922
7.75%, 2/15/26(4)	360	364,764
Precision Drilling Corp., 7.125%, 1/15/26(4)	321	322,757
Southwestern Energy Co., 5.70%, 1/23/25	200	199,331
Summit Midstream Holdings LLC, 8.625%, 10/31/29(4)	80	81,844
Sunoco LP, 7.00%, 5/1/29(4)	500	514,976
Venture Global LNG, Inc.:
8.125%, 6/1/28(4)	1,050	1,094,165
9.50%, 2/1/29(4)	165	183,664
		$ 7,509,899
Environmental — 1.4%
GFL Environmental, Inc., 3.75%, 8/1/25(4)	1,190	$ 1,177,506
		$ 1,177,506
Food, Beverage & Tobacco — 1.3%
Darling Ingredients, Inc., 5.25%, 4/15/27(4)	600	$ 590,782
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	260	252,187
U.S. Foods, Inc., 6.875%, 9/15/28(4)	230	236,725
		$ 1,079,694
Gaming — 5.1%
Caesars Entertainment, Inc., 8.125%, 7/1/27(4)	380	$ 388,392
Churchill Downs, Inc., 5.50%, 4/1/27(4)	400	395,524
International Game Technology PLC:
5.25%, 1/15/29(4)	200	196,261
6.50%, 2/15/25(4)	812	813,218
Light & Wonder International, Inc., 7.00%, 5/15/28(4)	400	403,194
MGM Resorts International:
4.625%, 9/1/26	352	345,380
5.75%, 6/15/25	700	699,585

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Gaming (continued)
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(4)	650	$ 634,432
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)	500	490,298
		$ 4,366,284
Healthcare — 3.9%
AMN Healthcare, Inc., 4.625%, 10/1/27(4)	276	$ 265,402
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)	500	533,125
IQVIA, Inc., 5.00%, 10/15/26(4)	500	493,201
Legacy LifePoint Health LLC, 4.375%, 2/15/27(4)	300	290,232
LifePoint Health, Inc., 5.375%, 1/15/29(4)	500	453,438
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(4)	239	220,470
Tenet Healthcare Corp., 6.25%, 2/1/27	430	431,187
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	460	462,123
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	190	188,618
		$ 3,337,796
Homebuilders & Real Estate — 3.5%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)	271	$ 270,265
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(4)	342	326,783
8.00%, 6/15/27(4)	200	209,469
RLJ Lodging Trust LP, 3.75%, 7/1/26(4)	675	644,947
Starwood Property Trust, Inc., 3.75%, 12/31/24(4)	964	951,691
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25(4)	619	610,779
		$ 3,013,934
Insurance — 2.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)	1,019	$ 1,012,337
AssuredPartners, Inc., 5.625%, 1/15/29(4)	600	571,938
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)	500	536,746
		$ 2,121,021
Leisure — 7.4%
Carnival Corp.:
6.00%, 5/1/29(4)	548	$ 547,011
7.625%, 3/1/26(4)	800	808,239
Life Time, Inc., 8.00%, 4/15/26(4)	845	856,954
Lindblad Expeditions Holdings, Inc., 9.00%, 5/15/28(4)	134	139,327
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Motion Bondco DAC, 6.625%, 11/15/27(4)	255	$ 251,298
NCL Corp. Ltd.:
5.875%, 3/15/26(4)	1,397	1,391,629
5.875%, 2/15/27(4)	300	298,014
7.75%, 2/15/29(4)	165	173,763
Royal Caribbean Cruises Ltd.:
5.375%, 7/15/27(4)	256	254,664
5.50%, 8/31/26(4)	466	464,198
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	450	433,646
Viking Cruises Ltd., 6.25%, 5/15/25(4)	727	728,274
		$ 6,347,017
Metals & Mining — 1.6%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	477	$ 533,598
Constellium SE, 5.875%, 2/15/26(4)	250	249,869
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	391,494
New Gold, Inc., 7.50%, 7/15/27(4)	210	212,621
		$ 1,387,582
Paper — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(4)(7)	520	$ 231,400
		$ 231,400
Publishing & Printing — 0.4%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	357	$ 344,218
		$ 344,218
Restaurant — 2.3%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25(4)	356	$ 355,823
Dave & Buster's, Inc., 7.625%, 11/1/25(4)	518	520,037
IRB Holding Corp., 7.00%, 6/15/25(4)	753	753,560
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(4)	325	328,656
		$ 1,958,076
Services — 4.2%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	550	$ 535,092
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)	7	7,016
9.75%, 7/15/27(4)	350	349,965

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	200	$ 184,559
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)	358	346,764
Hertz Corp., 4.625%, 12/1/26(4)	101	76,297
Korn Ferry, 4.625%, 12/15/27(4)	664	642,891
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	200	196,043
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	400	394,045
WESCO Distribution, Inc., 6.375%, 3/15/29(4)	131	132,858
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(4)(6)	700	702,149
		$ 3,567,679
Steel — 0.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25	515	$ 525,489
		$ 525,489
Super Retail — 2.7%
Bath & Body Works, Inc., 9.375%, 7/1/25(4)	309	$ 318,743
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)	424	447,609
Hanesbrands, Inc., 4.875%, 5/15/26(4)	518	507,866
Kohl's Corp., 4.25%, 7/17/25	270	263,171
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(4)	395	397,039
Velocity Vehicle Group LLC, 8.00%, 6/1/29(4)	205	211,322
William Carter Co., 5.625%, 3/15/27(4)	185	183,186
		$ 2,328,936
Technology — 2.5%
CDK Global II LLC, 6.50%, 10/15/24	500	$ 498,400
Gen Digital, Inc.:
5.00%, 4/15/25(4)	322	320,344
6.75%, 9/30/27(4)	500	508,919
PTC, Inc., 3.625%, 2/15/25(4)	336	332,235
Rocket Software, Inc., 9.00%, 11/28/28(4)	85	87,569
Seagate HDD Cayman, 4.75%, 1/1/25	410	407,877
		$ 2,155,344
Telecommunications — 2.9%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(4)	1,020	$ 1,003,521
Iliad Holding SASU, 6.50%, 10/15/26(4)	705	707,158
Sable International Finance Ltd., 5.75%, 9/7/27(4)	440	429,738
Viasat, Inc., 5.625%, 9/15/25(4)	300	297,007
		$ 2,437,424
Security	Principal Amount* (000's omitted)	Value
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	300	$ 270,304
		$ 270,304
Utility — 3.0%
Calpine Corp.:
5.125%, 3/15/28(4)	250	$ 242,286
5.25%, 6/1/26(4)	350	347,658
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(4)	400	401,528
NRG Energy, Inc.:
6.625%, 1/15/27	300	300,010
10.25% to 3/15/28(4)(8)(9)	172	190,704
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.875%, 3/1/27	200	199,201
Vistra Operations Co. LLC, 5.50%, 9/1/26(4)	868	860,790
		$ 2,542,177
Total Corporate Bonds (identified cost $66,461,249)		$66,954,682

Preferred Stocks — 0.9%
Security	Shares	Value
Services — 0.9%
WESCO International, Inc., Series A, 10.625% to 6/22/25(9)	29,000	$ 756,900
Total Preferred Stocks (identified cost $747,619)		$ 756,900

Senior Floating-Rate Loans — 15.6%(10)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace — 1.3%
TransDigm, Inc., Term Loan, 7.845%, (SOFR + 2.50%), 2/28/31	$1,092	$ 1,095,769
		$ 1,095,769
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30	$200	$ 200,958
		$ 200,958

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Broadcasting — 0.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(11)	$50	$ 50,219
		$ 50,219
Capital Goods — 0.3%
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30	$273	$ 273,772
		$ 273,772
Energy — 0.5%
Epic Y-Grade Services LP, Term Loan, 11.068%, (SOFR + 5.75%), 6/29/29	$427	$ 427,934
		$ 427,934
Food, Beverage & Tobacco — 0.4%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	$352	$ 353,300
		$ 353,300
Gaming — 1.8%
Caesars Entertainment, Inc., Term Loan, 8.097%, (SOFR + 2.75%), 2/6/31	$998	$ 1,000,973
Spectacle Gary Holdings LLC, Term Loan, 9.735%, (SOFR + 4.25%), 12/11/28	568	567,364
		$ 1,568,337
Healthcare — 2.4%
athenahealth Group, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29	$397	$ 396,683
Endo Luxembourg Finance Co. I SARL, Term Loan, 9.783%, (SOFR + 4.50%), 4/23/31	550	552,005
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28	564	565,399
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28	68	68,270
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28	219	189,858
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27(12)	307	288,233
		$ 2,060,448
Insurance — 0.7%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	$570	$ 586,744
		$ 586,744
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 11.346%, (SOFR + 6.00%), 5/23/29	$352	$ 352,660
		$ 352,660
Paper — 0.2%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(13)	$91	$ 92,785
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	36	44,082
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	55	66,124
		$ 202,991
Restaurant — 1.5%
Dave & Buster's, Inc., Term Loan, 8.625%, (SOFR + 3.25%), 6/29/29	$764	$ 767,578
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	492	493,350
		$ 1,260,928
Services — 1.0%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	$866	$ 870,712
		$ 870,712
Super Retail — 3.0%
Hanesbrands, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 3/8/30	$399	$ 400,735
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28	861	864,659
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	251	232,758
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	1,056	1,049,101
		$ 2,547,253
Technology — 1.8%
Cloud Software Group, Inc.:
Term Loan, 3/30/29(11)	$167	$ 167,870
Term Loan, 3/30/29(11)	350	350,510
Fortress Intermediate 3, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 6/27/31	645	646,210
GoTo Group, Inc., Term Loan, 10.086%, (SOFR + 4.75%), 8/31/27	2	1,075

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK, 7/1/28	$22	$ 13,679
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	350	315,828
		$ 1,495,172
Total Senior Floating-Rate Loans (identified cost $13,310,493)		$13,347,197

Miscellaneous — 0.0%
Security	Principal Amount	Value
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(1)(2)	$260,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(14)	1,448,298	$ 1,448,298
Total Short-Term Investments (identified cost $1,448,298)		$ 1,448,298
Total Investments — 98.2% (identified cost $83,266,207)		$83,840,506
Less Unfunded Loan Commitments — (0.1)%		$ (54,535)
Net Investments — 98.1% (identified cost $83,211,672)		$83,785,971
Other Assets, Less Liabilities — 1.9%		$ 1,612,714
Net Assets — 100.0%		$85,398,685
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $59,592,482 or 69.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $506,337 or 0.6% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $55,671.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	244,929	EUR	225,358	HSBC Bank USA, N.A.	10/31/24	$3	$ —
USD	259,484	EUR	238,785	HSBC Bank USA, N.A.	10/31/24	—	(35)
						$3	$(35)
Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At July 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Restricted Securities
At July 31, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	38	$485	$1,003
Total Restricted Securities			$485	$1,003
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,448,298, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,875,056	$45,067,382	$(48,494,140)	$ —	$ —	$1,448,298	$165,229	1,448,298
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Short Duration High Income Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ 72,154	$ 1,003	$ 73,157
Convertible Bonds	—	1,260,272	—	1,260,272
Corporate Bonds	—	66,954,682	—	66,954,682
Preferred Stocks	756,900	—	—	756,900
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	13,292,662	—	13,292,662
Miscellaneous	—	—	0	0
Short-Term Investments	1,448,298	—	—	1,448,298
Total Investments	$2,205,198	$81,579,770	$ 1,003	$83,785,971
Forward Foreign Currency Exchange Contracts	$ —	$ 3	$ —	$ 3
Total	$2,205,198	$81,579,773	$ 1,003	$83,785,974
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (35)	$ —	$ (35)
Total	$ —	$ (35)	$ —	$ (35)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.